Convertible Preferred Stock, Common Stock and Stockholders' Deficit - Summary of Common Stock Reserved For Future Issuance (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Common Stock, Capital Shares Reserved for Future Issuance	190,032,318	116,135,122
Stock options issued and outstanding
Common Stock, Capital Shares Reserved for Future Issuance	10,079,143	14,132,152
Option grants [Member]
Common Stock, Capital Shares Reserved for Future Issuance	9,908,933	3,756,768
Warrant [Member] | Common Stock Warrants [Member]
Common Stock, Capital Shares Reserved for Future Issuance	1,727,191	1,727,191
Warrant [Member] | Preferred Stock Warrants [Member]
Common Stock, Capital Shares Reserved for Future Issuance	206,440	0
Convertible Preferred Stock [Member]
Common Stock, Capital Shares Reserved for Future Issuance	168,110,611	96,519,011